Additional Information-Condensed Financial Statements of Weibo Corporation - Balance Sheets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Additional Information
Minimum percentage of after-tax profit to reserve fund	10.00%
Current assets:
Cash and cash equivalents	$ 1,000,953	$ 364,766	$ 237,440	$ 284,865
Short-term investments	791,730	31,188
Prepaid expenses and other current assets	69,233	66,664
Total current assets	2,048,372	597,237
Amount due from SINA	16,356	18,565
Total assets	2,561,819	1,036,944
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued and other liabilities	268,615	180,142
Convertible debt	879,983
Long-term Liabilities	882,149	1,483
Total liabilities	1,367,025	279,586
Commitments and contingencies
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated)authorized; 218,076 and 222,706 shares (including 120,927 Class A ordinary shares and 101,779 Class B ordinary shares) issued and outstanding as of December 31, 2016 and 2017, respectively.	56	55
Additional paid-in capital	1,030,048	979,805
Accumulated other comprehensive income (loss)	9,534	(26,994)
Retained earnings (Accumulated deficit)	152,949	(199,641)
Total Weibo shareholders' equity	1,192,587	753,225
Total liabilities and shareholders' equity	2,561,819	1,036,944
Weibo Corporation
Current assets:
Cash and cash equivalents	113,783	7,235	$ 60,810	$ 229,950
Short-term investments	782,530	30,401
Prepaid expenses and other current assets	5,579	5,682
Total current assets	901,892	43,318
Long-term investments	376,579	349,502
Investment in subsidiaries, VIE and VIE's subsidiaries	808,150	367,114
Amount due from SINA		89
Total assets	2,086,621	760,023
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued and other liabilities	13,765	6,132
Convertible debt	879,983
Long-term Liabilities	286	666
Total liabilities	894,034	6,798
Commitments and contingencies
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated)authorized; 218,076 and 222,706 shares (including 120,927 Class A ordinary shares and 101,779 Class B ordinary shares) issued and outstanding as of December 31, 2016 and 2017, respectively.	56	55
Additional paid-in capital	1,030,048	979,805
Accumulated other comprehensive income (loss)	9,534	(26,994)
Retained earnings (Accumulated deficit)	152,949	(199,641)
Total Weibo shareholders' equity	1,192,587	753,225
Total liabilities and shareholders' equity	$ 2,086,621	$ 760,023